                           --------------------------
                           PLAN INVESTMENT FUND, INC.


                                 ANNUAL REPORT
                               DECEMBER 31, 1998












                          ADMINISTRATOR:
                          ---------------------------------------------------
                          Health Plans
                          ================
                          CAPITAL SERVICES             [CSC LOGO]
                                      CORP

                          225 N. Michigan - Chicago, IL 60601 - (312)297-6372

                                             February 5, 1999


Fellow Investors:

On behalf of the Board of Trustees, I am pleased to submit the 1998 Annual Report of Plan Investment Fund, Inc. As shown on the accompanying tables, the Portfolios continue to provide competitive returns and the highest quality ratings.

Plan Investment Fund provides tailored investment vehicles to the members of the Blue Cross Blue Shield System. From its beginning, Plan Investment Fund has focused on the fundamentals of high quality standards, competitive returns and excellent customer service. For the past twelve years, we have focused on nurturing and extending its most important asset - the trust and confidence of its investors.

Our success has many champions. The Board of Trustees' oversight goes largely unnoticed but is, in fact, the backbone of Plan Investment Fund. The Trustees' in-depth knowledge of our investors' business complements their unwavering commitment to the Fund's operations. BlackRock Investment Management Company and Neuberger Berman have supported our vision with excellent investment management during a period when many mutual funds with household names suffered missteps as they stretched too far for yield. PFPC and Health Plans Capital Services Corp. deliver on Plan Investment Fund's high service standards in their respective roles as transfer agent and administrator.

I am proud of our record at Plan Investment Fund. I have always kept your interests paramount. Thank you for your trust, confidence and friendship. Looking ahead, Plan Investment Fund will be successful by stressing conservative investment policies and vigorous cost containment, with the objective of producing maximum return within prudent risk parameters.

                                           Sincerely,


                                           /s/ Philip A. Goss
                                           -------------------------------------
                                           Philip A. Goss
                                           President and Chief Executive Officer

-----------------------------------------------------------------------------------------------
                COMPARATIVE PERFORMANCE: ANNUALIZED TOTAL RETURN
-----------------------------------------------------------------------------------------------

Periods Ended                          Three       One         Five        Ten        From
December 31, 1998                      Months      Year        Years       Years    Inception*
--------------------                  --------    ------      -------     -------  ------------
GOVERNMENT/REPO PORTFOLIO               5.02%      5.48%         -           -        5.57%
Donoghues Inst. Money Market Avg.       4.88%      5.21%         -           -        5.29%
Repurchase Agreements                   4.99%      5.46%         -           -        5.55%

MONEY MARKET PORTFOLIO                  5.12%      5.42%       5.30%       5.70%      5.93%
Donoghues Inst. Money Market Avg.       4.88%      5.21%       5.06%       5.49%      5.73%
Repurchase Agreements                   4.99%      5.46%       5.32%       5.66%      5.86%

SHORT-TERM PORTFOLIO                    4.48%      5.86%       5.18%       6.11%      6.12%
6  Month  Treasury Bill                 5.01%      5.29%       5.29%       5.67%      5.82%
1 - 3  Year Treasury Note Index         3.05%      7.00%       5.99%       7.38%      7.14%

* Inception dates:
--------------------
6/01/95 - Government/REPO Portfolio; 3/11/87 - Money Market and Short-Term Portfolios

--------------------------------------------------------------------------------
                           PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                                          Closing       Closing
                              Average       Closing       Average       Average
Portfolio/Month                Yield         Price        Maturity      Quality
--------------------          -------       -------      ----------    ---------
GOVERNMENT/REPO PORTFOLIO
   October                     5.02%        $ 1.00         2 Days         A1+
   November                    4.90%        $ 1.00         1 Day          A1+
   December                    4.79%        $ 1.00         4 Days         A1+

MONEY MARKET PORTFOLIO
   October                     5.16%        $ 1.00        56 Days         A1+
   November                    4.98%        $ 1.00        63 Days         A1+
   December                    4.88%        $ 1.00        54 Days         A1+

SHORT-TERM PORTFOLIO
   October                     5.31%        $10.01       9.9 Months       AA+
   November                    5.16%        $10.00       9.8 Months       AAA
   December                    5.09%        $10.00       9.1 Months       AAA

-------------------------------------------------------------------------------
REPORT FROM THE MONEY MARKET AND GOVERNMENT/REPO PORTFOLIO ADVISOR
-------------------------------------------------------------------------------

U.S. government obligations were the clear beneficiary of the financial turbulence that characterized global markets in 1998. Short-term treasury and agency securities witnessed a precipitous drop in yields that pushed three-month Treasury bills to as low as 3.65%, down from over 5.00% one year ago. The thirty-year bond declined to a record low yield of 4.69%, from almost 6.40% last year. The reasons for the strong rally in government securities were many. The financial crisis in Asia last year spread around the world to South America, Latin America and especially Russia, where a devaluation of their currency and a default on debt made the situation appear particularly ominous this past summer.

As the threat of global economic slowdowns reaching the U.S. mounted, the Federal Reserve began an aggressive campaign to maintain liquidity in the financial system. Between September 29th and November 17th, the Fed reduced the federal funds rate three times, in 25 basis point increments, to 4.75%.

Early in the year, the Money Market Portfolio sought to take advantage of a positively sloped yield curve. The Portfolio kept its average weighted maturity in the 50-60 day range by buying in the six-month area at yields near 5.55-5.65%. With growing expectations of Fed easing, the Portfolio kept its average maturity in a moderately extended position. Credit quality became a key area of focus, as global troubles impacted the financial services industry, both foreign and domestic. Therefore, we restricted quite a few issuers during the last two quarters of the year. At year-end, assets in the Money Market Portfolio were $488 million versus $414 million a year earlier. The Portfolios' total return for the year was 5.42% versus 5.21% for the IBC Total Institutions-Only category.

The Government/REPO Portfolio adhered to its policy of investing substantially all its assets in overnight investments. The Portfolio's repurchase agreements were collateralized by U.S. Treasury obligations and the repo counterparties were analyzed for their credit quality. For 1998, the Portfolio produced a total return of 5.48%, while finishing the year with assets of $124 million.

We enter 1999 with positive feelings about the markets. The economy should remain healthy and inflation shows no signs of becoming a problem. As we said last year, the global markets are the key. We expect the Federal Reserve to remain vigilant and to ease money policy if global recessions spread toward the U.S.



Thomas H. Nevin
Managing Director
BlackRock Institutional Management Corporation

-------------------------------------------------------------------------------
REPORT FROM THE SHORT-TERM PORTFOLIO ADVISOR
-------------------------------------------------------------------------------

"All's Well That Ends Well." Shakespeare's quotation applies perfectly to 1998. In fact, 1998's terrific returns, combined with 1997's, have rewarded fixed income investors with the best back to back rally since 1991. After a brief period in September, when the market's heart momentarily stopped, the Federal Reserve took dramatic steps to provide liquidity. After a few tense moments and plenty of headlines, the market righted itself and ended the year on a strong note.

The corporate sector experienced a difficult 1998, reflecting the dramatically reduced supply of Treasury debt and concerns about the possibility of deteriorating global fundamentals which were compounded by technical factors resulting from the unwinding of leveraged hedge funds. This led to corporate securities under-performing comparable duration treasuries. However, a supportive Federal Reserve came to the rescue with rate cuts in September, October, and November. Stability and a modest reversal of widening swap and corporate spreads returned liquidity to the capital markets, resulting in corporates outperforming treasuries. Given historically wide spreads for a non-recession environment, and an accommodative Fed, we continue to be moderately constructive on the corporate sector, although some continued volatility is expected. Our corporate sector investments were 11% of the portfolio at year end. We will continue our rigorous credit monitoring process, which is all the more important in these turbulent markets. The yield advantage of our high quality commercial paper over Treasury debt was reflected in our 36% weighting in this sector.

The mortgage sector also suffered during the difficult August-September period, particularly in light of the sharp rally in Treasuries that sparked pre-payment fears. The confluence of these factors widened the average pass through yield spread over treasuries. However, by December, as the tone of the market improved, mortgages recovered most of their ground. Overall, the sector under-performed comparable treasuries. We maintained a small, 3%, commitment to this sector. The asset-backed sector, once the darling of the fixed income market, witnessed vanishing liquidity and virtually no new issuance in the fourth quarter. Here our exposure was 4%.

Our conservative strategy and careful sector and security selection added to our performance in 1998 as we dodged many bullets and did well with our high Treasury and Agency commitments. As we enter 1999, inflation is at its lowest level in three decades and economic conditions appear to be balanced. However, rates are at historical lows, and with the dawning of the Euro, money flows from different regions can make the fixed income markets choppy in 1999. Therefore, in a very low interest rate environment with little margin for error, it will be our challenge to select attractive sectors, find values and, most importantly, deliver fixed income returns that are competitive, keeping in mind our mandate of low risk to principal.


Josephine Mahaney
Senior Portfolio Manager
Neuberger Berman

                         GROWTH OF $10,000 INVESTMENT
                      JANUARY 1, 1989 TO DECEMBER 31, 1998


                                    [GRAPH]




                            Past Performance is Not
                        Predictive of Future Performance


                            Annualized Total Return
                            -----------------------

                               1 Year    5 Years    10 Years   Inception
                               ------    -------    --------   ---------
Short-Term Portfolio           5.86%      5.18%       6.11%      6.12%


                            STATEMENT OF NET ASSETS
                            -----------------------


                           GOVERNMENT/REPO PORTFOLIO
                           -------------------------


                               December 31, 1998
                               -----------------


                                                    PERCENTAGE
                                                        OF                PAR
                                                    NET ASSETS           (000)              VALUE
                                                   ------------        ----------       -------------
-----------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                         80.2%
-----------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation
  Discount Notes
  4.70% (1/04/99)
  (Cost $99,960,833)                                                  $  100,000        $  99,960,833
                                                                                        -------------
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                 20.4%
-----------------------------------------------------------------------------------------------------

Morgan Stanley & Co.
  5.47% (1/04/99)
  To be repurchased at $25,515,498
  (Collateralized by $25,585,000 U.S. Treasury
  Note, 5.78%; due 2/28/99;
  Market Value $26,140,527)                                               25,500           25,500,000
                                                                                        -------------
  (Cost $25,500,000)

TOTAL INVESTMENTS IN SECURITIES                      100.6%                               125,460,833
   (Cost $125,460,833*)

LIABILITIES IN EXCESS OF OTHER ASSETS                 (0.6%)                                 (774,553)
                                                 ----------                             -------------
NET ASSETS (APPLICABLE TO 124,686,280
PCs outstanding)                                     100.0%                             $ 124,686,280
                                                 ==========                             =============
NET ASSET VALUE, offering and
redemption price per PC
($124,686,280/124,686,280 PCs)                                                          $        1.00
                                                                                        =============

* Aggregate cost for Federal tax purposes.

                See accompanying notes to financial statements.

                            STATEMENT OF NET ASSETS
                            -----------------------


                             MONEY MARKET PORTFOLIO
                             ----------------------


                               December 31, 1998
                               -----------------


                                                     PERCENTAGE
                                                         OF                   PAR
                                                     NET ASSETS              (000)                     VALUE
                                                    ------------           ---------               -------------
----------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                          22.4%
----------------------------------------------------------------------------------------------------------------

Federal Home Loan Bank
  Discount Notes
  4.50% (1/04/99)                                                          $  30,000               $ 29,988,749
                                                                                                   ------------
Federal Home Loan Mortgage Corporation
  Discount Notes
  4.70% (1/04/99)                                                             79,340                 79,308,925
                                                                                                   ------------

    TOTAL GOVERNMENT AGENCY OBLIGATIONS                                                             109,297,674
                                                                                                   ------------
    (Cost $109,297,674)

----------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                 6.6%
----------------------------------------------------------------------------------------------------------------

Chase Manhattan Corp.
  5.73% (5/17/99)                                                              7,000                  6,998,445
First Tennessee Bank
  5.65% (3/02/99)                                                             10,000                  9,999,012
Fleet National Bank N.A.
  5.07% (4/09/99)                                                             15,000                 15,000,000
                                                                                                   ------------

    TOTAL CERTIFICATES OF DEPOSIT                                                                    31,997,457
                                                                                                   ------------
    (Cost $31,997,457)

----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                       51.2%
----------------------------------------------------------------------------------------------------------------

AGRICULTURAL SERVICES                                   3.1%
  Archer Daniels Midland Co.
    5.06% (2/02/99)                                                           15,000                 14,932,533
                                                                                                   ------------
ASSET BACKED SECURITIES                                 8.6%
  Corporate Asset Funding Corp.
    5.15% (1/11/99)                                                           15,000                 14,978,542
  CXC Inc.
    5.05% (3/15/99)                                                           10,000                  9,897,597
  Enterprise Funding Corp.
    5.22% (1/27/99)                                                            2,149                  2,140,898
  Windmill Funding
    5.50% (1/28/99)                                                           15,000                 14,938,125
                                                                                                   ------------
                                                                                                     41,955,162
                                                                                                   ------------

                            STATEMENT OF NET ASSETS
                            -----------------------


                             MONEY MARKET PORTFOLIO
                             ----------------------

                                             PERCENTAGE
                                                 OF                           PAR
                                             NET ASSETS                      (000)                      VALUE
                                            ------------                 -------------              -------------

BUSINESS CREDIT INSTITUTIONS                    3.0%
  General Electric Corp.
   4.94% (3/16/99)                                                        $  15,000                 $  14,847,683
                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS                     1.6%
  Great Lakes Chemical Corp.
   5.10% (1/04/99)                                                            7,700                     7,696,728
                                                                                                    -------------
COMPUTER & OFFICE EQUIPMENT                     3.0%
  Xerox Corp.
   4.97% (4/06/99)                                                           15,000                    14,803,271
                                                                                                    -------------
LIFE INSURANCE                                  3.1%
  Prudential Funding Corp.
   5.15% (3/12/99)                                                           15,000                    14,849,792
                                                                                                    -------------
MOTOR VEHICLES & CAR BODIES                     3.0%
  Daimler-Benz North America Corp.
   4.90% (5/03/99)                                                           15,000                    14,750,917
                                                                                                    -------------
MOTORS & GENERATORS                             3.1%
  Emerson Electric Co.
   5.32% (3/10/99)                                                           15,000                    14,849,267
                                                                                                    -------------
PERSONAL CREDIT INSTITUTIONS                    6.0%
  Associates Corp. of North America
   4.85% (6/04/99)                                                           15,000                    14,688,792
  Ford Motor Credit Corp.
   4.85% (6/22/99)                                                           15,000                    14,652,417
                                                                                                    -------------
                                                                                                       29,341,209
                                                                                                    -------------
PHARMACEUTICAL PREPARATIONS                     3.0%
  Johnson & Johnson
   4.75% (5/06/99)                                                           15,000                    14,752,604
                                                                                                    -------------
PIPE LINES                                      2.6%
  Colonial Pipeline Co.
   4.95% (3/26/99)                                                           13,000                    12,849,850
                                                                                                    -------------
SECURITY BROKERS & DEALERS                      3.0%
  Goldman Sachs Group
   4.85% (6/11/99)                                                           15,000                    14,674,646
                                                                                                    -------------

                            STATEMENT OF NET ASSETS
                            -----------------------

                             MONEY MARKET PORTFOLIO
                             ----------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)         VALUE
                                     ----------       -----         -----
SHORT-TERM BUSINESS CREDIT              8.1%
  American Express Credit Corp.
    5.32% (2/25/99)                                 $15,000     $ 14,878,083
  Paccar Financial Corp.
    4.73% (5/27/99)                                  10,000        9,808,172
  Penney (J.C.) Funding Corp.
    5.15% (1/14/99)                                  15,000       14,972,104
                                                                ------------
                                                                  39,658,359
                                                                ------------
    TOTAL COMMERCIAL PAPER                                       249,962,021
    (Cost $249,962,021)                                         ------------

-----------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS             7.6%
-----------------------------------------------------------------------------

BANKS                                 2.5%
  Banc One Corp.
    5.166% (3/18/99)                                 12,000       11,999,910
                                                                ------------

BEVERAGES                             3.1%
  Pepsico
    5.209% (2/19/99)                                 15,000       14,989,334
                                                                ------------

SERVICES - MISCELLANEOUS AMUSEMENT    2.0%
  Walt Disney Co.
    5.034% (1/26/99)                                 10,000        9,998,584
                                                                ------------

    TOTAL VARIABLE RATE OBLIGATIONS                               36,987,828
    (Cost $36,987,828)                                          ------------

-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS                12.4%
-----------------------------------------------------------------------------

Merrill Lynch
  5.00% (1/04/99)
  To be repurchased at $22,012,222
  (Collateralized by $23,675,447
  Federal Home Loan Mortgage
  Corporation Adjustable Rate
  Notes and Federal National
  Mortgage Association Adjustable
  Rate Notes, 3.84% to 6.26%;
  due from 12/25/00 to 9/15/26;
  Market Value $22,660,381)                          22,000       22,000,000


                            STATEMENT OF NET ASSETS
                            -----------------------


                             MONEY MARKET PORTFOLIO
                             ----------------------



                                                    PERCENTAGE
                                                        OF                 PAR
                                                    NET ASSETS            (000)               VALUE
                                                   ------------         ---------         -------------
Morgan Stanley & Co.
  5.47% (1/04/99)
  To be repurchased at $38,823,582
  (Collateralized by $40,500,000  U.S.
  Treasury Bill; due on 7/01/99;
  Market Value $39,594,987)                                             $  38,800         $  38,800,000
                                                                                          -------------

  TOTAL REPURCHASE AGREEMENTS                                                                60,800,000
                                                                                          -------------
  (Cost $60,800,000)

TOTAL INVESTMENTS IN SECURITIES                       100.2%                                489,044,980
  (Cost $489,044,980*)

LIABILITIES IN EXCESS OF OTHER ASSETS                 (0.2%)                                   (920,685)
                                                   ---------                              -------------
NET ASSETS (Applicable to 488,124,295
PCs outstanding)                                      100.0%                              $ 488,124,295
                                                   =========                              =============
NET ASSET VALUE, offering and
redemption price per PC
($488,124,295/488,124,295 PCs)                                                            $        1.00
                                                                                          =============
* Aggregate cost for Federal tax purposes.

                See accompanying notes to financial statements.

                            STATEMENT OF NET ASSETS
                            -----------------------

                              SHORT-TERM PORTFOLIO
                              --------------------

                               December 31, 1998
                               -----------------


                                                    PERCENTAGE
                                                        OF                 PAR
                                                    NET ASSETS            (000)                VALUE
                                                   ------------         ---------           -----------
-------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                             30.2%
-------------------------------------------------------------------------------------------------------

  U.S. Treasury Notes
    6.375% (5/15/99)                                                    $  3,600            $ 3,622,500
    6.25% (5/31/99)                                                        1,000              1,006,250
    5.125% (8/31/00)                                                       2,000              2,015,300
    5.375% (2/15/01)                                                       2,380              2,416,438
    5.875% (11/30/01)                                                      5,430              5,613,263
                                                                                            -----------

    TOTAL U.S. TREASURY OBLIGATIONS                                                          14,673,751
    (Cost $14,598,020)                                                                      -----------


-------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                         17.0%
-------------------------------------------------------------------------------------------------------

  Federal Home Loan Bank
    5.58% (3/11/99)                                                        2,000              2,002,820
                                                                                            -----------
  Federal Home Loan Mortgage Corporation
    Discount Notes
    5.09% (1/04/99)                                                          170                169,928
    5.06% (1/19/99)                                                        2,035              2,029,851
                                                                                            -----------
                                                                                              2,199,779
                                                                                            -----------
  Federal Home Loan Mortgage Corporation
    Gold Balloon
    6.50% (10/31/99)                                                       1,934              1,944,307
                                                                                            -----------
  Federal National Mortgage Association
    5.625% (3/15/01)                                                       2,100              2,130,198
                                                                                            -----------

    TOTAL GOVERNMENT AGENCY OBLIGATIONS                                                       8,277,104
    (Cost $8,230,048)                                                                       -----------


-------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES                                5.4%
-------------------------------------------------------------------------------------------------------

  Honda Auto Receivables Grantor Trust 1997-A
    5.85% (8/31/99)                                                          644                646,605

  Union Acceptance Corp.
    5.44% (10/01/99)                                                       2,000              2,000,000
                                                                                            -----------

    TOTAL ASSET BACKED SECURITIES                                                             2,646,605
    (Cost $2,641,608)                                                                       -----------

                            STATEMENT OF NET ASSETS
                            -----------------------


                              SHORT-TERM PORTFOLIO
                              --------------------




                                                  PERCENTAGE
                                                      OF                   PAR
                                                  NET ASSETS              (000)             VALUE
                                                 ------------           ----------       -----------
----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                              8.2%
----------------------------------------------------------------------------------------------------

  Chase Manhattan Corp.
   5.745% (5/10/99)                                                     $  2,000         $ 2,004,260

  Harris Trust & Savings Bank
   5.64% (2/01/99)                                                         2,000           1,999,828
                                                                                         -----------

   TOTAL CERTIFICATES OF DEPOSIT                                                           4,004,088
   (Cost $3,999,624)                                                                     -----------

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                    46.2%
----------------------------------------------------------------------------------------------------

BEVERAGES                                            5.7%
  Coca Cola Co.
   5.14% (1/15/99)                                                         2,400          2,395,203
   5.22% (1/20/99)                                                           210            209,421
   4.90% (1/22/99)                                                           165            164,508
                                                                                         ----------
                                                                                          2,769,132
                                                                                         ----------
BROADCASTING AND PUBLISHING                          4.0%
  Walt Disney
   4.90% (4/30/99)                                                         2,000          1,966,516
                                                                                         ----------
CREDIT                                               2.0%
  American Express Credit Corp.
   4.95% (4/16/99)                                                         1,000            985,013
                                                                                         ----------
ELECTRIC SERVICES                                    2.1%
  Motorola, Inc.
   5.10% (1/26/99)                                                         1,010          1,006,318
                                                                                         ----------
FINANCE                                              2.0%
  Motorola Credit
   5.00% (1/22/99)                                                           985            982,004
                                                                                         ----------
FINANCIAL                                            2.3%
  Ciesco
   5.30% (1/20/99)                                                         1,105          1,101,909
                                                                                         ----------
FINANCIAL SERVICES                                   8.2%
  General Electric Capital Corp.
   5.00% (3/18/99)                                                         2,000          1,977,778

  IBM Credit Corp.
   5.32% (1/29/99)                                                         2,000          1,991,355
                                                                                         ----------
                                                                                          3,969,133
                                                                                         ----------

                            STATEMENT OF NET ASSETS
                            -----------------------


                              SHORT-TERM PORTFOLIO
                              --------------------




                                                       PERCENTAGE
                                                           OF                 PAR
                                                       NET ASSETS            (000)                 VALUE
                                                      ------------         ---------           -------------
FOODS                                                     4.1%
  Hershey Foods
   5.15% (1/15/99)                                                         $  2,000            $   1,995,994
                                                                                               -------------
INSURANCE                                                 4.1%
  MetLife Funding Inc.
   5.22% (1/28/99)                                                            2,000                1,992,170
                                                                                               -------------
TELECOMMUNICATIONS                                       10.6%
  Ameritech Corp.
   5.08% (1/11/99)                                                            2,000                1,997,177
  Bell South Telecommunications
   5.05% (1/20/99)                                                            1,885                1,879,976
  Lucent Technologies
   5.17% (1/25/99)                                                            1,310                1,305,485
                                                                                               -------------
                                                                                                   5,182,638
                                                                                               -------------
UTILITIES - GAS                                           1.1%
  Northern Illinois Gas Co.
   5.50% (1/08/99)                                                              530                  529,433
                                                                                               -------------

   TOTAL COMMERCIAL PAPER                                                                         22,480,260
   (Cost $22,483,629)                                                                          -------------

------------------------------------------------------------------------------------------------------------
FIXED RATE OBLIGATIONS                                   14.4%
------------------------------------------------------------------------------------------------------------

CREDIT                                                    4.2%
  Associates Corp. North America
   6.125% (11/12/99)                                                            500                  503,540
   6.375% (6/15/00)                                                           1,500                1,520,745
                                                                                               -------------
                                                                                                   2,024,285
                                                                                               -------------
FINANCE                                                   3.6%
  International Lease Finance Corp.
   6.63% (6/01/00)                                                              740                  750,427
  Prudential Funding Corp.
   5.96% (4/27/00)                                                            1,000                1,005,120
                                                                                               -------------
                                                                                                   1,755,547
                                                                                               -------------
FINANCIAL SERVICES                                        2.5%
  Citicorp
   6.70% (4/30/01)                                                            1,170                1,204,340
                                                                                               -------------

                            STATEMENT OF NET ASSETS
                            -----------------------


                              SHORT-TERM PORTFOLIO
                              --------------------




                                                         PERCENTAGE
                                                             OF
                                                         NET ASSETS                                            VALUE
                                                        ------------                                        ------------
SECURITY BROKERS AND DEALERS                                  4.1%
  Merrill Lynch & Co.
   6.64% (4/09/99)                                                                  $2,000                  $  2,007,800
                                                                                                            ------------

   TOTAL FIXED RATE OBLIGATIONS                                                                                6,991,972
                                                                                                            ------------
   (Cost $6,947,412)

------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                                     6.1%
------------------------------------------------------------------------------------------------------------------------

AUTOMOBILES                                                   2.0%
  General Motors Acceptance Corp.
   5.239% (3/09/99)                                                                  1,000                       999,160
                                                                                                            ------------
FINANCE                                                       4.1%
  Goldman Sachs Group
   5.718% (1/25/99)                                                                  2,000                     1,991,980
                                                                                                            ------------

   TOTAL VARIABLE RATE OBLIGATIONS                                                                             2,991,140
                                                                                                            ------------
   (Cost $2,999,344)

TOTAL INVESTMENTS IN SECURITIES                             127.5%                                            62,064,920
  (Cost $61,899,685*)

LIABILITIES IN EXCESS OF OTHER ASSETS                       (27.5%)                                          (13,397,443)
                                                        -----------                                         ------------

NET ASSETS (Applicable to 4,869,139
PCs outstanding)                                            100.0%                                          $ 48,667,477
                                                        ===========                                         ============

NET ASSET VALUE, offering and
redemption price per PC
($48,667,477/4,869,139 PCs)                                                                                 $      10.00
                                                                                                            ============

*  Aggregate cost for Federal tax purposes.
   The aggregate gross unrealized appreciation or depreciation for all securities is as follows: excess of value over tax cost
   $176,976;excess of tax cost over value
   $11,741.


                See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                      ------------------------------------


                               DECEMBER 31, 1998
                               -----------------



                                                        GOVERNMENT/REPO          MONEY MARKET            SHORT-TERM
                                                           PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                        ---------------          -------------          -------------
ASSETS
  Investments in securities at value                    $   125,460,833          $ 489,044,980          $  62,064,920
  Accrued interest receivable                                     3,875              1,133,588                445,575
  Cash                                                            8,878                  7,399                      -
  Other assets                                                        -                      -                  9,901
                                                        ---------------          -------------          -------------
    Total Assets                                            125,473,586            490,185,967             62,520,396


LIABILITIES
  Payable for fund shares redeemed                                    -                      -             13,549,105
  Dividends payable                                             777,263              1,897,172                268,955
  Accrued expenses payable                                       10,043                164,500                 34,859
                                                        ---------------          -------------          -------------
    Total Liabilities                                           787,306              2,061,672             13,852,919
                                                        ---------------          -------------          -------------

NET ASSETS                                              $   124,686,280          $ 488,124,295          $  48,667,477
                                                        ===============          =============          =============
NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                               $          1.00          $        1.00          $       10.00
(Participation Certificates outstanding,                ===============          =============          =============
Government/REPO Portfolio 124,686,280,
Money Market Portfolio 488,124,295,
Short-Term Portfolio 4,869,139)


                See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                            ------------------------


                          YEAR ENDED DECEMBER 31, 1998
                          ----------------------------




                                                           GOVERNMENT/REPO       MONEY MARKET             SHORT-TERM
                                                              PORTFOLIO            PORTFOLIO               PORTFOLIO
                                                           ----------------      ------------             -----------
INTEREST INCOME                                            $  14,087,339         $  24,617,169            $ 2,768,540

EXPENSES
  Investment advisory fee                                        504,568               790,707                143,543
  Administration fee                                             129,049               222,102                 24,218
  Custodian                                                       36,366                51,133                 10,162
  Audit                                                           11,248                23,360                  3,090
  Insurance                                                       11,695                20,387                  2,232
  Legal                                                            7,762                12,243                  1,524
  Transfer agent                                                   9,348                 8,347                  1,123
  Trustee expenses                                                 3,009                 5,914                    670
  Professional services                                           11,940                 4,407                      -
  Printing                                                         4,961                 5,161                    910
  Service agent                                                        -                     -                100,000
  Miscellaneous                                                      745                   679                    114
  Fees waived                                                   (472,592)                 (797)              (142,277)
                                                           --------------        --------------           ------------
     Total Expenses                                              258,099             1,143,643                145,309

NET INVESTMENT INCOME                                         13,829,240            23,473,526              2,623,231

NET REALIZED GAIN ON SECURITIES SOLD                                   -                    77                 17,715
UNREALIZED APPRECIATION OF SECURITIES                                  -                     -                101,501
                                                           --------------        --------------           ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                           $  13,829,240         $  23,473,603            $ 2,742,447
                                                           ==============        ==============           ============

                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                       ----------------------------------


                           GOVERNMENT/REPO PORTFOLIO
                           -------------------------




                                                                  YEAR ENDED                        YEAR ENDED
                                                              DECEMBER 31, 1998                 DECEMBER 31, 1997
                                                             -------------------               -------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

  Net investment income                                      $     13,829,240                  $        10,736,237
  Net realized gain (loss) on securities sold                               -                                    -
                                                             ----------------                  -------------------
    Net increase in net assets
      resulting from operations                                    13,829,240                           10,736,237
                                                             ----------------                  -------------------
DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

  From net investment income $.054
    and $.054 per PC                                              (13,829,240)                         (10,736,237)
                                                             ----------------                 --------------------
CAPITAL TRANSACTIONS:

  Proceeds from sale of 3,258,023,585
    and 2,398,408,529 PCs                                       3,258,023,585                        2,398,408,529

  Value of 6,014,183 and 2,783,503 PCs
    issued in reinvestment of dividends                             6,014,183                            2,783,503

  Cost of 3,338,589,426 and 2,358,336,068
    PCs repurchased                                            (3,338,589,426)                      (2,358,336,068)
                                                             ----------------                  -------------------
  Increase (decrease) in net assets derived
    from capital transactions                                     (74,551,658)                          42,855,964
                                                             ----------------                  -------------------

  Total increase (decrease) in net assets                         (74,551,658)                          42,855,964

NET ASSETS:

  Beginning of period                                             199,237,938                          156,381,974
                                                             ----------------                  -------------------

  End of period                                              $    124,686,280                  $       199,237,938
                                                             ================                  ===================

                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                       ----------------------------------

                             MONEY MARKET PORTFOLIO
                             ----------------------


                                           YEAR ENDED            YEAR ENDED
                                       DECEMBER 31, 1998     DECEMBER 31, 1997
                                       -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

  Net investment income                $    23,473,526       $    27,767,147
  Net realized gain (loss) on
    securities sold                                 77                 2,417
                                       ---------------       ---------------
    Net increase in net assets
      resulting from operations             23,473,603            27,769,564
                                       ---------------       ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

  From net investment income $.053
    and $.054 per PC                       (23,473,526)          (27,767,147)
  Net capital gains                                (77)                 (502)
                                       ---------------       ---------------
  Total distributions                      (23,473,603)          (27,767,649)
                                       ---------------       ---------------

CAPITAL TRANSACTIONS:

  Proceeds from sale of 3,708,891,424
    and 4,217,170,475 PCs                3,708,891,424         4,217,170,475

  Value of 18,036,609 and 19,203,139
    PCs issued in reinvestment of
    dividends                               18,036,609            19,203,139

  Cost of 3,653,428,968 and
    4,346,622,164 PCs repurchased       (3,653,428,968)       (4,346,622,164)
                                       ---------------       ---------------

  Increase (decrease) in net assets
    derived from capital transactions       73,499,065          (110,248,550)
                                       ---------------       ---------------
  Total increase (decrease) in
    net assets                              73,499,065          (110,246,635)

NET ASSETS:

  Beginning of period                      414,625,230           524,871,865
                                       ---------------       ---------------
  End of period                        $   488,124,295       $   414,625,230
                                       ===============       ===============


                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                       ----------------------------------

                              SHORT-TERM PORTFOLIO
                              --------------------

                                             YEAR ENDED           YEAR ENDED
                                         DECEMBER 31, 1998    DECEMBER 31, 1997
                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

  Net investment income                     $  2,623,231         $  2,855,386
  Net realized gain (loss) on
    securities sold                               17,715              (40,211)
  Unrealized appreciation
    (depreciation) of securities                 101,501              116,061
                                            ------------         ------------
       Net increase in net assets
         resulting from operations             2,742,447            2,931,236
                                            ------------         ------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

  From net investment income $.540
    and $.547 per PC                          (2,623,231)          (2,855,386)
                                            ------------         ------------

CAPITAL TRANSACTIONS:

  Proceeds from sale of 3,125,109
    and 924,097 PCs                           31,194,097            9,215,049

  Value of 185,408 and
    233,412 PCs issued in
    reinvestment of dividends                  1,850,667            2,322,245

  Cost of 3,096,706 and
    3,533,885 PCs repurchased                (30,901,428)         (35,148,367)
                                            ------------          -----------

  Increase (decrease) in net
    assets derived from capital
    transactions                               2,143,336          (23,611,073)
                                            ------------         ------------

  Total increase (decrease) in
    net assets                                 2,262,552          (23,535,223)

NET ASSETS:

  Beginning of period                         46,404,925           69,940,148
                                            ------------         ------------
  End of period                             $ 48,667,477         $ 46,404,925
                                            ============         ============

                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

                           GOVERNMENT/REPO PORTFOLIO
                           -------------------------

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                         YEAR       YEAR       YEAR     6/1/95(1)
                                        ENDED       ENDED     ENDED     THROUGH
                                       12/31/98   12/31/97   12/31/96   12/31/95
                                       --------   --------   --------   --------
Net Asset Value, Beginning of Period   $   1.00   $   1.00   $   1.00   $   1.00
                                       --------   --------   --------   --------

Income From Investment Operations:
----------------------------------
Net Investment Income                     0.054      0.054      0.053      0.034
Net Realized Gain (Loss)
  on Investments                              0          0          0          0
                                       --------   --------   --------   --------
Total From Investment Operations          0.054      0.054      0.053      0.034
                                       --------   --------   --------   --------

Less Distributions:
-------------------
Dividends to PC holders from
  Net Investment Income                  (0.054)    (0.054)    (0.053)    (0.034)
Distributions to PC holders from
  Net Capital Gains                           0          0          0          0
                                       --------   --------   --------   --------
Total Distributions                      (0.054)    (0.054)    (0.053)    (0.034)
                                       --------   --------   --------   --------
Net Asset Value, End of Period         $   1.00   $   1.00   $   1.00   $   1.00
                                       ========   ========   ========   ========

Total Return                               5.48%      5.57%      5.42%      5.99%(3)

Ratios/Supplemental Data:
-------------------------
Net Assets, End of Period (000)        $124,686   $199,238   $156,382   $119,080
Ratio of Expenses to Average
  Net Assets(2)                            0.10%      0.10%      0.10%      0.10%(3)
Ratio of Net Investment Income
  to Average Net Assets                    5.36%      5.44%      5.29%      5.78%(3)



(1)  Commencement of operations

(2) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .28%, .29%, .29% and .30% for the fiscal periods ended December 31, 1998, 1997, 1996 and 1995, respectively.

(3)  Annualized


                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

                             MONEY MARKET PORTFOLIO
                             ----------------------

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                         YEAR       YEAR       YEAR       YEAR       YEAR
                                         ENDED     ENDED      ENDED      ENDED       ENDED
                                       12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
                                       --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                       --------   --------   --------   --------   --------

Income From Investment Operations:
----------------------------------
Net Investment Income                     0.053      0.054      0.052      0.058      0.041
Net Realized Gain (Loss)
  on Investments                              0          0          0          0          0
                                       --------   --------   --------   --------   --------
Total From Investment Operations          0.053      0.054      0.052      0.058      0.041
                                       --------   --------   --------   --------   --------

Less Distributions:
-------------------
Dividends to PC holders from
  Net Investment Income                  (0.053)    (0.054)    (0.052)    (0.058)    (0.041)
Distributions to PC holders from
  Net Capital Gains                           0          0          0          0          0
                                       --------   --------   --------   --------   --------
Total Distributions                      (0.053)    (0.054)    (0.052)    (0.058)    (0.041)
                                       --------   --------   --------   --------   --------
Net Asset Value, End of Period         $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                       ========   ========   ========   ========   ========

Total Return                               5.42%      5.51%      5.38%      5.97%      4.21%

Ratios/Supplemental Data:
-------------------------
Net Assets, End of Period (000)        $488,124   $414,625   $524,872   $584,976   $451,367
Ratio of Expenses to Average
  Net Assets(1)                            0.26%      0.25%      0.23%      0.24%      0.26%
Ratio of Net Investment Income
  to Average Net Assets                    5.28%      5.38%      5.24%      5.82%      4.15%
------------------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .24% and .25% for the fiscal periods ended December 31, 1996 and 1995, respectively.


                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

                              SHORT-TERM PORTFOLIO
                              --------------------

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                         YEAR       YEAR        YEAR        YEAR        YEAR
                                         ENDED      ENDED       ENDED       ENDED       ENDED
                                       12/31/98   12/31/97    12/31/96    12/31/95    12/31/94
                                       --------   --------    --------    --------    --------
Net Asset Value, Beginning of Period   $   9.97   $   9.95    $  10.00    $   9.93    $  10.03
Income From Investment Operations:
----------------------------------
Net Investment Income                     0.540      0.547       0.542       0.599       0.440
Net Realized and Unrealized
  Gain (Loss) on Investments              0.030      0.020      (0.050)      0.070      (0.100)
                                       --------   --------    --------    --------    --------
Total From Investment Operations          0.570      0.567       0.492       0.669       0.340
                                       --------   --------    --------    --------    --------

Less Distributions:
-------------------
Dividends to PC holders from
  Net Investment Income                  (0.540)    (0.547)     (0.542)     (0.599)     (0.440)
Distributions to PC holders from
  Net Capital Gains                           -          -           -           -           -
                                       --------   --------    --------    --------    --------
Total Distributions                      (0.540)    (0.547)     (0.542)     (0.599)     (0.440)
                                       --------   --------    --------    --------    --------
Net Asset Value, End of Period         $  10.00   $   9.97    $   9.95    $  10.00    $   9.93
                                       ========   ========    ========    ========    ========

Total Return                               5.86%      5.85%       5.08%       6.92%       3.46%

Ratios/Supplemental Data:
-------------------------
Net Assets, End of Period (000)        $ 48,667   $ 46,405    $ 69,940    $ 63,922    $103,240
Ratio of Expenses to Average
  Net Assets(1)                            0.30%      0.30%       0.30%       0.30%       0.30%
Ratio of Net Investment Income
  to Average Net Assets                    5.42%      5.47%       5.43%       6.00%       4.29%
Portfolio Turnover Rate(2)                 10.2%      79.2%      119.0%       64.8%       47.6%

---------------------------------

(1) Without the waiver of a portion of advisory, service agent and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .59%, .57%, .48%, .43%, and .37% for the fiscal periods ended December 31, 1998, 1997, 1996, 1995 and 1994.

(2)   Excludes security purchases with a maturity of less than one year.



                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of three separate portfolios, the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers three classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized, the Money Market Portfolio - two billion PCs authorized and the Short-Term Portfolio - one billion PCs authorized.

B.   Significant accounting policies relating to the Fund are as follows:

     Security Valuation - Government/REPO Portfolio and Money Market Portfolio:
     Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

     Security Valuation - Short-Term Portfolio: Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the most recent quoted bid price provided by investment dealers. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at that time).

     Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry-forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. At December 31, 1998, the Short-Term Portfolio had capital loss carry-forwards amounting to $854,279, $114,232 and $40,211 that expire in 2002, 2004 and
     2005 respectively. These loss carry-forwards are available to offset possible future capital gains of the Short-Term Portfolio.

     Repurchase Agreements - Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements were entered into on December 31, 1998.

     Estimated Maturities - The maturity of collateralized mortgage obligations and other asset backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

     Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of December 31, 1998 and the maturity shown is the date of the next interest readjustment.

     Management Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     Government/REPO Portfolio and Money Market Portfolio - BlackRock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank, serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     Short-Term Portfolio - Neuberger & Berman ("N&B"), a Delaware Limited Liability Corporation, serves as the Portfolio's investment advisor. As compensation for its services, the Portfolio pays N&B a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .30% of the first $50 million, .20% of the next $50 million, .15% of the next $150 million, and .10% of amounts in excess of $250 million.

     Health Plans Capital Services Corp. ("CSC") serves as the Fund's administrator and acts generally in a supervisory capacity with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services each Portfolio pays CSC a fee, computed daily and payable monthly at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     PNC Bank acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. In addition, BIMC serves as the Short-Term Portfolio service agent. PNC Bank, BIMC and PFPC receive fees from the Fund for serving in these capacities.

     BIMC and N&B have agreed contractually to reduce their advisory fees otherwise payable to them in 1998 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, N&B waived $80,801 of such fees payable by the Short-Term Portfolio for the period ended December 31, 1998. BIMC voluntarily waived $56,081 of service agent fees and CSC voluntarily waived $5,395 of administrator fees payable by the Short-Term Portfolio during this period. In addition, BIMC voluntarily waived $598 and $390,240 of advisory fees and CSC voluntarily waived $199 and $82,352 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, during this period.

D.   At December 31,1998, net assets consisted of:


                                           Government/REPO     Money Market   Short-Term
                                              Portfolio          Portfolio     Portfolio
                                           ---------------    --------------  -------------
   Capital paid in....................     $   124,686,280    $  488,124,295  $  49,510,964
   Accumulated realized gain (loss) on
    security transactions............              -                  -          (1,008,722)
   Net unrealized appreciation of
    investments......................              -                  -             165,235
                                           ---------------    --------------  -------------
                                           $   124,686,280    $  488,124,295  $  48,667,477
                                           ===============    ==============  =============

E. Short-Term Portfolio purchases and sales of investment securities, other than short-term investments, were $21,184,389 and $2,739,568, respectively, and purchases and sales of U.S. Government securities were $10,628,855 and $1,739,078 respectively, for the period ended December 31, 1998.

                         REPORT OF INDEPENDENT ACCOUNTS



To the Participation Certificate Holders and
Trustees of Plan Investment Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Government/REPO Portfolio, Money Market Portfolio and Short-Term Portfolio of Plan Investment Fund, Inc. (the "Fund") at December 31, 1998, and the results of its operations, changes in its net assets, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP


Philadelphia, PA
February 3, 1999

                           --------------------------
                           PLAN INVESTMENT FUND, INC.

                                225 N. Michigan
                            Chicago, Illinois 60601
                                 (312) 297-6372

                                    TRUSTEES
                                    --------


    HOWARD F. BEACHAM III             DAVID M. MURDOCH
    President and                     President
      Chief Operating Officer         David M. Murdoch & Associates
    Blue Cross and Blue Shield
      of Central New York, Inc.       JOSEPH REICHARD
                                      Vice President, Treasury Services &
    PHILIP A. GOSS                      Assistant Treasurer
    President and                     Highmark, Inc.
      Chief Executive Officer
    Plan Investment Fund, Inc.        M. EDWARD SELLERS
    Health Plans Capital              President and
      Services Corp.                    Chief Executive Officer
                                      Blue Cross and Blue Shield
    STEVEN L. HOOKER                    of South Carolina
    Chief Financial Officer and
      Treasurer                       THOMAS J. WARD
    The Regence Group                 President and
                                        Chief Executive Officer
    RONALD F. KING                    Blue Cross of Northeastern
    President and                       Pennsylvania
      Chief Executive Officer
    Blue Cross and Blue Shield        SHERMAN M. WOLFF
      of Oklahoma                     Senior Vice President, Corporate
                                        Resources and
                                        Chief Financial Officer
                                      Health Care Service Corporation





                              INVESTMENT ADVISORS
                              -------------------

GOVERNMENT/REPO PORTFOLIO                          SHORT-TERM PORTFOLIO
AND MONEY MARKET PORTFOLIO                         --------------------
--------------------------                         Neuberger Berman
BlackRock Institutional Management Corporation     New York, New York
Wilmington, Delaware